Segment Reporting - Schedule of Segmented Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of Operating Segments [Line Items]
Revenues	$ 13,561	$ 12,780	$ 11,799
Identifiable operating expenses	7,239	6,896	6,365
Allocated expenses	2,556	2,746	2,449
Segment profit	3,766	3,138	2,985
Unallocable expenses	441	414	289
Operating profit	3,325	2,724	2,696
Other income, net	297	395	411
Finance cost	26	24
Reduction in the fair value of Disposal Group held for sale			(39)
Adjustment in respect of excess of carrying amount over recoverable amount on reclassification from "Held for Sale"			(65)
Profit before income taxes	3,596	3,095	3,003
Income tax expense	973	757	803
Net profit	2,623	2,338	2,200
Depreciation and amortization	441	407	287
Non-cash expenses other than depreciation and amortization		7	107
Operating Segments | Financial Services
Disclosure of Operating Segments [Line Items]
Revenues	4,399	4,029	3,778
Identifiable operating expenses	2,378	2,109	2,021
Allocated expenses	813	893	775
Segment profit	1,208	1,027	982
Operating Segments | Retail
Disclosure of Operating Segments [Line Items]
Revenues	1,991	1,976	1,935
Identifiable operating expenses	937	984	974
Allocated expenses	363	399	385
Segment profit	691	593	576
Operating Segments | Communication
Disclosure of Operating Segments [Line Items]
Revenues	1,703	1,687	1,488
Identifiable operating expenses	991	998	816
Allocated expenses	335	348	312
Segment profit	377	341	360
Operating Segments | Energy, Utilities, resources and Services
Disclosure of Operating Segments [Line Items]
Revenues	1,692	1,652	1,483
Identifiable operating expenses	877	860	808
Allocated expenses	335	340	312
Segment profit	480	452	363
Operating Segments | Manufacturing
Disclosure of Operating Segments [Line Items]
Revenues	1,275	1,285	1,163
Identifiable operating expenses	674	703	644
Allocated expenses	255	293	255
Segment profit	346	289	264
Operating Segments | Hi-Tech
Disclosure of Operating Segments [Line Items]
Revenues	1,155	981	882
Identifiable operating expenses	648	581	506
Allocated expenses	176	175	154
Segment profit	331	225	222
Operating Segments | Life Science
Disclosure of Operating Segments [Line Items]
Revenues	927	822	743
Identifiable operating expenses	475	452	394
Allocated expenses	161	168	147
Segment profit	291	202	202
Operating Segments | Others
Disclosure of Operating Segments [Line Items]
Revenues	419	348	327
Identifiable operating expenses	259	209	202
Allocated expenses	118	130	109
Segment profit	$ 42	$ 9	$ 16